Glencore Financing (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended	132 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Principal amount of debt instrument	$ 16,629	$ 15,501
Glencore [Member]
Disclosure of transactions between related parties [line items]
Number of common stock acquired		72,008,404
Percentage of shares acquired		71.50%
Unsecured Convertible Debentures [Member] | Glencore [Member]
Disclosure of transactions between related parties [line items]
Unsecured convertible debentures	$ 23,000
Maturity date of debt instrument	March 31, 2023
Promissory Note [Member] | Glencore [Member]
Disclosure of transactions between related parties [line items]
Principal amount of debt instrument	$ 15,000
Maturity date of debt instrument	December 31, 2021